PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Weighted-Average Assumptions Used in Determining (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension benefits | Unfunded Plan | International plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.00%	1.34%
Rate of compensation increase	3.03%	3.03%
Discount rate	1.34%	2.02%	2.02%
Expected return on plan assets	4.23%	5.45%	5.58%
Rate of compensation increase	3.03%	3.08%	3.05%
Pension benefits | Nonqualified Plan | U.S. and Puerto Rico plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.73%	3.44%
Rate of compensation increase	3.68%	3.68%
Discount rate	3.44%	4.18%	3.60%
Expected return on plan assets	6.50%	6.29%	6.25%
Rate of compensation increase	3.68%	3.66%	3.42%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Annual rate of increase in the per-capita cost	6.50%	6.75%
Rate decreased to	5.00%	5.00%
Annual rate of increase in the per-capita cost	6.50%	6.75%	7.00%
Rate decreased to	5.00%	5.00%	5.00%
OPEB | Nonqualified Plan | U.S. and Puerto Rico plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.33%	3.16%
Discount rate	3.16%	4.20%	3.51%